Employee benefits - Pension and other post-employment benefits - Analysis of Financial Position Related to Pension and Other Post-employment Benefit Plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Amounts recognized in our Consolidated Balance Sheets
Employee benefit assets	$ 3,331	$ 2,640
Defined benefit pension plans [member]
Disclosure of employee benefits [line items]
Fair value of plan assets	15,026	17,703
Present value of defined benefit obligation	11,893	15,315
Net surplus (deficit)	3,133	2,388
Effect of asset ceiling	(8)	(6)
Total net surplus (deficit), net of effect of asset ceiling	3,125	2,382
Amounts recognized in our Consolidated Balance Sheets
Employee benefit assets	3,331	2,640
Employee benefit liabilities	(206)	(258)
Total net surplus (deficit), net of effect of asset ceiling	3,125	2,382
Defined benefit pension plans [member] | Canada [member]
Disclosure of employee benefits [line items]
Fair value of plan assets	14,310	16,698
Present value of defined benefit obligation	11,271	14,403
Net surplus (deficit)	3,039	2,295
Defined benefit pension plans [member] | Foreign countries [member]
Disclosure of employee benefits [line items]
Fair value of plan assets	716	1,005
Present value of defined benefit obligation	622	912
Net surplus (deficit)	94	93
Other post employment benefit plan [member]
Disclosure of employee benefits [line items]
Present value of defined benefit obligation	1,462	1,780
Net surplus (deficit)	(1,462)	(1,780)
Total net surplus (deficit), net of effect of asset ceiling	(1,462)	(1,780)
Amounts recognized in our Consolidated Balance Sheets
Employee benefit liabilities	(1,462)	(1,780)
Total net surplus (deficit), net of effect of asset ceiling	(1,462)	(1,780)
Other post employment benefit plan [member] | Canada [member]
Disclosure of employee benefits [line items]
Present value of defined benefit obligation	1,387	1,703
Net surplus (deficit)	(1,387)	(1,703)
Other post employment benefit plan [member] | Foreign countries [member]
Disclosure of employee benefits [line items]
Present value of defined benefit obligation	75	77
Net surplus (deficit)	$ (75)	$ (77)